Performance Management - Auxier Focus Fund	Nov. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. Because the A Shares have higher expenses than the Investor Shares, the performance achieved by the A Shares was lower than the performance achieved by the Investor Shares for the same period. Because the A Shares and Investor Shares have higher expenses than Institutional Shares, the performance achieved by the A Shares and Investor Shares was lower than the performance achieved by the Institutional Shares for the same period. Updated performance information is available at www.auxierasset.com or by calling (877) 3-AUXIER or (877) 328-9437 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Returns as of December 31 Investor Shares
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 13.59% for the quarter ended June 30, 2020, and the lowest return was -21.10% for the quarter ended March 31, 2020.

The calendar year-to-date total return as of September 30, 2025 was 12.96%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Shares of the Fund and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

S&P 1000® Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies that are classified as value stocks based on three primary factors: the ratios of book value, earnings, and sales to price.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Shares of the Fund and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.auxierasset.com
Performance Availability Phone [Text]	(877) 3-AUXIER or (877) 328-9437 (toll free)
Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	13.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020